Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Collaboration Agreements [Member]
Statements [Line Items]
Unrecorded contingent liability	€ 1.6	€ 1.6